Income Taxes (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Provision for Income Taxes
Provision for Income Taxes

(Canadian $ in millions)	2024	2023
Consolidated Statement of Income
Current
Provision for income taxes for the current period	$2,055	$2,220
Adjustments for prior periods	–	(2)
Deferred
Origination and reversal of temporary differences	150	(687)
Effect of changes in tax rates	3	(21)
	2,208	1,510
Other Comprehensive Income and Equity
Income tax expense (recovery) related to:
Unrealized gains (losses) on FVOCI debt securities	79	(35)
Reclassification to earnings of (gains) on FVOCI debt securities	(31)	(11)
Gains (losses) on derivatives designated as cash flow hedges	966	(576)
Reclassification to earnings/goodwill of losses on derivatives designated as cash flow hedges	536	366
Unrealized (losses) on hedges of net foreign operations	(38)	(90)
Unrealized gains on FVOCI equity securities	3	–
(Losses) on remeasurement of pension and other employee future benefit plans	1	24
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(242)	(103)
Share-based compensation	(4)	4
	1,270	(421)
Total provision for income taxes	$3,478	$1,089
Certain comparative figures have been reclassified for changes in accounting policy (Note 1).

Components of Total Provision for Income Taxes (Canadian $ in millions)	2024	2023
Canada: Current taxes
Federal	$813	$509
Provincial	453	278
	1,266	787
Canada: Deferred taxes
Federal	133	(475)
Provincial	74	(261)
	207	(736)
Total Canadian	1,473	51
Foreign: Current taxes	1,764	933
Deferred taxes	241	105
Total foreign	2,005	1,038
Total provision for income taxes	$3,478	$1,089
Certain comparative figures have been reclassified for changes in accounting policy (Note 1).

Summary of Reconciliation of Effective Tax Rates
Reconciliation to Statutory Tax Rate
Set out below is a reconciliation of our statutory tax rates and income taxes that would be payable at these rates to the effective tax rates and provision for income taxes that we have recorded in our Consolidated Statement of Income:

(Canadian $ in millions, except as noted)	2024		2023
Combined Canadian federal and provincial income taxes at the statutory tax rate	$2,651	27.8%	$1,654	27.8%
Increase (decrease) resulting from:
Tax-exempt income from securities	(45)	(0.5)	(265)	(4.5)
Foreign operations subject to different tax rates	(365)	(3.8)	(233)	(4.0)
Change in tax rate for deferred taxes	3	–	–	–
Income attributable to investments in associates and joint ventures	(36)	(0.3)	(31)	(0.5)
Net impact of certain Canadian tax measures	–	–	371	6.3
Other	–	–	14	0.3
Provision for income taxes in our Consolidated Statement of Income and effective tax rate	$2,208	23.2%	$1,510	25.4%
Certain comparative figures have been reclassified for changes in accounting policy (Note 1).

Summary of Components of Deferred Income Tax Balances
Components of Deferred Tax Balances

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, November 1, 2023		Benefit (expense) to income statement		Benefit (expense) to equity	Translation and other	Net asset, October 31, 2024
Allowance for credit losses	$893		$449		$–	$1	$1,343
Employee future benefits	264		3		15	–	282
Deferred compensation benefits	783		(35)		–	1	749
Other comprehensive income	522		–		(298)	–	224
Premises and equipment	(343)		(136)		–	(1)	(480)
Pension benefits	(395)		73		(16)	–	(338)
Goodwill and intangible assets	(913)		107		–	1	(805)
Securities	987		(119)		–	(1)	867
Other	1,606		(495	) (1)	4	66	1,181
Net deferred tax assets (liabilities)	$3,404		$(153)		$(295)	$67	$3,023
Comprising
Deferred tax assets	$3,420						$3,024
Deferred tax liabilities	(16)						(1)
Net deferred tax assets (liabilities)	$3,404						$3,023

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, November 1, 2022	Bank of the West acquisition	Benefit (expense) to income statement		Benefit (expense) to equity	Translation and other	Net asset, October 31, 2023
Allowance for credit losses	$605	$96	$182		$–	$10	$893
Employee future benefits	256	–	21		(14)	1	264
Deferred compensation benefits	708	115	(50)		–	10	783
Other comprehensive income	573	–	–		(51)	–	522
Premises and equipment	(511)	(179)	359		–	(12)	(343)
Pension benefits	(370)	25	(41)		(9)	–	(395)
Goodwill and intangible assets	(244)	(767)	134		–	(36)	(913)
Securities	142	1,086	(286)		–	45	987
Other	281	897 (2)	389	(3)	(3)	42	1,606
Net deferred tax assets (liabilities)	$1,440	$1,273	$708		$(77)	$60	$3,404
Comprising
Deferred tax assets	$1,542						$3,420
Deferred tax liabilities	(102)						(16)
Net deferred tax assets (liabilities)	$1,440						$3,404

(1)	Includes the tax impact of the legal provision reversal recorded in relation to the lawsuit described in Note 25.
(2)	Includes the tax impact of deferred revenue and purchase accounting adjustments in connection with our acquisition of Bank of the West.
(3)
Includes the tax impact of interest rate swaps and securities we purchased to mitigate the impact of changes in interest rates in our acquisition of Bank of the West (refer to Note 10 for additional details) and the tax impact of leasing assets.